**Parasnand Madho**
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13002033

Received SEC
JUN 03 2013
Washington, DC 20549

001-09689

June 3, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PERRIGO COMPANY, Common Stock, no par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 3, 2013. Tentative listing date – June 6, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com